Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Line Items]
Summary of Group's Operating Segment Results
The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2021.

	For the year ended December 31, 2021
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	95,163	30,554	(1,224)	124,493

Operating costs and expenses:
Cost of revenues	37,838	27,513	(1,037)	64,314
Selling, general and administrative	20,040	4,725	(42)	24,723
Research and development	22,143	2,795	—	24,938

Total operating costs and expenses	80,021	35,033	(1,079)	113,975

Operating profit (loss)	15,142	(4,479)	(145)	10,518

Total other income (loss), net	1,793	(1,533)	—	260

Income (loss) before income taxes	16,935	(6,012)	(145)	10,778

Income taxes	3,090	97	—	3,187

Net income (loss)	13,845	(6,109)	(145)	7,591

Less: net income (loss) attributable to noncontrolling interests	288	61	(2,984)	(2,635)

Net income (loss) attributable to Baidu, Inc.	13,557	(6,170)	2,839	10,226

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2022.

	For the year ended December 31, 2022
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	95,431	28,998	(754)	123,675

Operating costs and expenses:
Cost of revenues	42,378	22,321	(764)	63,935
Selling, general and administrative	17,103	3,466	(55)	20,514
Research and development	21,416	1,899	—	23,315

Total operating costs and expenses	80,897	27,686	(819)	107,764

Operating profit	14,534	1,312	65	15,911

Total other loss, net	(4,453)	(1,346)	—	(5,799)

Income (loss) before income taxes	10,081	(34)	65	10,112

Income taxes	2,494	84	—	2,578

Net income (loss)	7,587	(118)	65	7,534

Less: net income (loss) attributable to noncontrolling interests	36	18	(79)	(25)

Net income (loss) attributable to Baidu, Inc.	7,551	(136)	144	7,559

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2023.

	For the year ended December 31, 2023
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	103,465	14,573	31,873	4,489	(740)	(104)	134,598	18,958

Operating costs and expenses:
Cost of revenues	42,592	5,999	23,103	3,254	(664)	(94)	65,031	9,159
Selling, general and administrative	19,623	2,765	4,014	565	(118)	(16)	23,519	3,314
Research and development	22,425	3,158	1,767	249	—	—	24,192	3,407
Total operating costs and expenses	84,640	11,922	28,884	4,068	(782)	(110)	112,742	15,880

Operating profit	18,825	2,651	2,989	421	42	6	21,856	3,078

Total other income (loss), net	4,298	607	(956)	(135)	—	—	3,342	472

Income before income taxes	23,123	3,258	2,033	286	42	6	25,198	3,550

Income taxes	3,568	503	81	11	—	—	3,649	514

Net income	19,555	2,755	1,952	275	42	6	21,549	3,036

Less: net income attributable to noncontrolling interests	154	22	27	4	1,053	149	1,234	175

Net income (loss) attributable to Baidu, Inc.	19,401	2,733	1,925	271	(1,011)	(143)	20,315	2,861

Summary of Revenues Disaggregated by Segment And By Types of Products or Services
The following table presents the Group’s revenues disaggregated by segment and by types of products or services:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	73,919	69,522	75,112	10,579
Cloud services (i)	15,070	17,721	18,718	2,636
Others (i)	6,174	8,188	9,635	1,358

Baidu Core Subtotal	95,163	95,431	103,465	14,573

Membership services (i)	16,714	17,711	20,314	2,861
Online advertising services (ii)	7,067	5,332	6,224	877
Content distribution (i)	3,007	2,562	2,459	346
Others (i)	3,766	3,393	2,876	405

iQIYI Subtotal	30,554	28,998	31,873	4,489

Intersegment eliminations	(1,224)	(754)	(740)	(104)

Total revenues	124,493	123,675	134,598	18,958

(i)	The revenues were presented as “Others” in the consolidated statements of comprehensive income.

(ii)	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income.